EQUITY (Schedule of Stock Options and Stock Appreciation Rights Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Number of options, Outstanding at beginning of year	4,496,769
Number of options, Granted	1,592,450
Number of options, Exercised
Number of options, Forfeited	(878,761)
Number of options, Outstanding at end of year	5,210,458	4,496,769
Number of options, Exercisable options at end of year	3,053,031
Number of options, Vested and expected to vest	5,014,376
Weighted average Exercise price, Outstanding at beginning of year	$ 11.45
Weighted average Exercise price, Granted	7.12	$ 10.85	$ 10.81
Weighted average Exercise price, Exercised
Weighted average Exercise price, Forfeited	14.28
Weighted average Exercise price, Outstanding at end of year	9.27	$ 11.45
Weighted average Exercise price, Exercisable options at end of year	7.35
Weighted average Exercise price, Vested and expected to vest	$ 10.23
Aggregate intrinsic value, Outstanding at end of year	$ 2,330
Aggregate intrinsic value, Exercisable options at end of year	554
Aggregate intrinsic value, Vested and expected to vest	$ 2,213